Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended															1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended
	Jul. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2007	Dec. 31, 2006	Jul. 01, 2006	Sep. 30, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Sep. 30, 2012 Warrants [Member]	Mar. 12, 2013 Subsequent Event [Member]	Jan. 22, 2013 Subsequent Event [Member]	Jul. 19, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Oct. 24, 2013 Series B Warrants [Member] Subsequent Event [Member]	Sep. 30, 2013 Research and Development Expense [Member]	Sep. 30, 2012 Research and Development Expense [Member]	Sep. 30, 2013 Research and Development Expense [Member]	Sep. 30, 2012 Research and Development Expense [Member]	Dec. 31, 2012 Research and Development Expense [Member]	Dec. 31, 2011 Research and Development Expense [Member]	Mar. 15, 2013 Working capital [Member]	Sep. 30, 2013 BTHC III [Member]	Sep. 30, 2013 Skin Care [Member]	Sep. 30, 2012 Skin Care [Member]	Sep. 30, 2011 Skin Care [Member]	Sep. 30, 2013 Cell Technology [Member]	Sep. 30, 2012 Cell Technology [Member]	Sep. 30, 2011 Cell Technology [Member]
Item Effected [Line Items]
Percentage of ownership in issued and outstanding shares of common stock parent Company		93.70%	93.70%
Warrants in subsidiary Company									20,000,000
Burn rate		$ 470,000	$ 580,000
Patent costs		57,000	70,000
Common stock, shares issued		134,169,565	87,388,815	80,036,315	5,000,000	10,125,000	1,370,000	1,350,000								5,000,000	10,125,000										16,325,000
Common stock value		134,000	87,000	80,000	1,000,000	2,025,000										1,000,000	2,025,000										3,289,000
Proceeds from issuance of common stock and warrants	2,400,000																		242,000
Issuance of common stock and warrants	20,000,000
Warrants exercise																			1,700,000	15,054,822
Additional net proceeds from issuance of common stock and warrants																				2,100,000
Expiration date of warrants																		Oct. 24, 2013		Oct. 24, 2013
Reverse acquisition net assets acquired																												0
Reverse acquisition net income loss																												0
Restricted cash		50,000
Allowance for doubtful accounts		19,000	4,000	0
Estimated useful life of property and equipment		5 years	5 years
Patents and patent licenses		2,531,000	2,083,000	1,677,000
Amortization expense																					16,000	16,000	46,000	49,000	54,000	77,000
Accumulated amortization		495,000	449,000	395,000
Percentage of revenue contributed																													49.00%	48.00%	53.00%	51.00%	52.00%	47.00%
Period of right of return guarantee		30 days	30 days
Net deferred revenue		156,000	233,000	189,000
Non-vested stock options outstanding		5,780,175	7,969,230	11,141,598						596,250	335,000	335,000			9,132,615
Shares of common stock reserved for future issuance net		147,022,156	82,845,312										67,395,832	3,500,000	3,530,000
Vested stock options outstanding		17,914,518	15,407,902	11,842,841											14,397,857
Sale of common stock and warrants			15,000,000
Impairments on its long-lived assets			190,000	3,000
Warrants outstanding			$ 3,500,000	$ 6,569,550